Accrued Expenses and Other Current Liabilities (Table)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

	December 31,
	2021	2022
	US$	US$
Finance lease obligations , current (Note 10)	2,343	2,916
Salary and welfare payables	3,070	3,957
Refundable deposits on GigaCloud Marketplace*	9,230	19,772
Professional fee accruals	900	983
Sales refund liability	1,417	1,532
Obligations under the remorse protection program	437	307
Prepaid consideration of restricted shares**	—	517
Liability classified share-based compensation	—	110
Other payables	2,324	6,968

Accrued Expenses and Other Current Liabilities	19,721	37,062

*
Refundable deposits on GigaCloud Marketplace represent the balance of deposits from Buyers and Sellers which could be withdrawn or used for their future purchase of the Group’s services or merchandise on GigaCloud Marketplace.

**
Pursuant to the 2017 Share Incentive Plan, in February 2022, the board of directors resolved to grant 210,898 restricted shares to its employees and non-employee service providers. The amount of US$1,578 prepayment of consideration that received by the Group before cliff vesting of such restricted shares was initially recorded in accrued expenses and other current liabilities. During the year ended December 31, 2022 and with the consummation of the
initial public offering (“IPO”),
141,864 restricted shares were vested, and the related consideration of US$1,061 were transferred from accrued expenses and other current liabilities to additional paid-in capital, while the remaining of US$517 was recorded in accrued expenses and other current liabilities as of December 31, 2022.